Contributed surplus - Reconciliation of share options (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Number of stock
Outstanding, beginning of year	2,998,168	2,670,000
Granted	797,500	385,000
Exercised		(53,332)
Cancelled	(113,168)	(3,500)
Outstanding, end of year	3,682,500	2,998,168
Weighted average exercise price
Outstanding, beginning of year (price per share) | $ / shares	$ 1.36	$ 1.17
Granted (price per share) | $ / shares	1.89	2.63
Exercised (price per share) | $ / shares		1.02
Cancelled (price per share) | $ / shares	1.50	1.00
Outstanding, end of year (price per share) | $ / shares	$ 1.47	$ 1.36
Weighted average contractual life	6 years 4 months 24 days	6 years 9 months 18 days
Number of options exercisable	2,731,833	2,059,001
Share based compensation expense	$ 591,384	$ 690,230